Sales from External Customers by Product Category (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue from External Customer [Line Items]
Sales from external customers	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Imaging And Solutions
Revenue from External Customer [Line Items]
Sales from external customers	1,685,391	1,671,100	1,712,630
Imaging And Solutions | Office Imaging
Revenue from External Customer [Line Items]
Sales from external customers	1,329,608	1,323,263	1,381,175
Imaging And Solutions | Production Printing
Revenue from External Customer [Line Items]
Sales from external customers	147,040	148,564	150,044
Imaging And Solutions | Network System Solutions
Revenue from External Customer [Line Items]
Sales from external customers	208,743	199,273	181,411
Industrial Products
Revenue from External Customer [Line Items]
Sales from external customers	93,094	98,052	107,032
Other
Revenue from External Customer [Line Items]
Sales from external customers	¥ 146,012	¥ 134,325	¥ 121,674